ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Financial assets at amortised cost, category [member] | Loan portfolio and investments in debt securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	226,072,895	201,122,122
Financial assets at fair value	227,854,091	209,460,642
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	220,297,825	195,541,994
Financial assets at fair value	222,142,713	203,901,379
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165	$ 182,128,114	$ 176,881,841
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets at fair value	5,711,378	5,559,263
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,775,070	$ 5,580,128